NON-CONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Financial Information for IsoEnergy Ltd
Summarized financial information for IsoEnergy Ltd. is as follows:

	2021	2020
Cash	$13,617	$14,035
Other current assets	236	265
Marketable securities	9,315	—
Non-current assets	61,022	53,923

Total assets	$84,190	$68,223

Current liabilities	641	305
Non-current liabilities	27,636	14,831

Total liabilities	$28,277	$15,136

Loss from operations	$15,781	$9,543
Loss and comprehensive loss	$10,819	$9,616
Net cash flow from operating activities	(2,751)	(2,532)
Net cash flow from investing activities	(5,336)	(5,664)
Net cash flow from financing activities	7,669	15,643

Net increase (decrease) in cash	$(418)	$7,447